Premises and Equipment - Major Classes of Premises and Equipment and the Total Accumulated Depreciation (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 25,909	$ 25,306
Less accumulated depreciation	11,181	11,133
Net fixed assets	14,728	14,173
Land [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	3,150	3,215
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	12,504	12,882
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 10,255	$ 9,209